Asset Retirement Obligation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Asset retirement obligation
Asset retirement obligation - Balance at beginning of year	$ 266	$ 243
Additional liabilities accrued	1	1
Revisions in estimated cash outflows	(1)	7
Acquisition of assets	1	0
Disposition of assets	(1)	(1)
Accretion expense	17	16
Asset retirement obligation - Balance at end of year	$ 283	$ 266